Commitments and Contingencies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2010 CNY (¥)
Unrecorded Unconditional Purchase Obligation [Line Items]
Rental expenses	¥ 41,100	$ 6,300	¥ 39,800	¥ 37,800
Uncertain tax positions	¥ 18,368		¥ 16,867		$ 2,836
Phoenix TV [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Percentage of revenue generated from certain contents provided by Phoenix TV Group, group will pay (as a percent)	50.00%	50.00%
Fixed amount of payment to cover other services provided by Phoenix TV Group, group will pay for the first year						¥ 1,600
Percentage of annual growth on fixed amount of payment, group will pay	25.00%	25.00%